CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 135,992	$ 163,412
Restricted cash	5,386	13,480
Accounts receivable, net	65,829	64,813
Due from affiliate companies	8,548	12,669
Inventories	28,489	24,443
Prepaid expenses and other current assets	28,896	24,142
Total current assets	273,140	302,959
Deposits for vessels, port terminals and other fixed assets	136,891	73,949
Vessels, port terminals and other fixed assets, net	1,821,101	1,823,961
Deferred dry dock and special survey costs, net	37,781	40,216
Loan receivable from affiliate companies	23,008	16,474
Long-term receivable from affiliate companies	11,105	0
Investments in affiliates	160,071	381,746
Investments in available-for-sale securities	0	5,173
Other long-term assets	2,647	3,542
Intangible assets other than goodwill	126,815	150,457
Goodwill	160,336	160,336
Total non-current assets	2,479,755	2,655,854
Total assets	2,752,895	2,958,813
Current liabilities
Accounts payable	85,538	72,605
Accrued expenses and other liabilities	91,749	103,095
Deferred income and cash received in advance	9,183	13,492
Due to affiliate companies	32,847	17,791
Current portion of capital lease obligations	2,639	2,929
Current portion of long-term debt, net	29,827	16,944
Total current liabilities	251,783	226,856
Senior and ship mortgage notes, net	1,296,537	1,350,941
Long-term debt, net of current portion	274,855	213,423
Capital lease obligations, net of current portion	14,978	17,720
Unfavorable lease terms	0	7,526
Other long-term liabilities and deferred income	43,388	20,878
Loan payable to affiliate company	49,876	0
Long-term payable to affiliate companies	6,399	0
Deferred tax liability	11,526	10,917
Total non-current liabilities	1,697,559	1,621,405
Total liabilities	1,949,342	1,848,261
Commitments and contingencies
Stockholders' equity
Preferred Stock - 0.0001 par value, authorized 1,000,000 shares, 49,504 and 73,935 issued and outstanding as of December 31, 2016 and 2015, respectively.	0	0
Common stock - 0.0001 par value, authorized 250,000,000 shares, 117,131,407 and 110,468,753 issued and outstanding, as of December 31, 2016 and 2015, respectively.	12	11
Additional paid-in capital	678,531	726,791
Accumulated other comprehensive loss		(445)
(Accumulated deficit)/ Retained earnings	(256)	262,603
Total Navios Holdings stockholders' equity	678,287	988,960
Noncontrolling interest	125,266	121,592
Total stockholders' equity	803,553	1,110,552
Total liabilities and stockholders' equity	$ 2,752,895	$ 2,958,813